Benefit Obligations Benefit Obligations (Schedule of Company's Pension and Post Retirement Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net amount recognized	$ 11	[1]	$ 0	[1]	$ (2)	[1]
Other comprehensive (income) loss, tax effect	4	[1]	3	[1]
Pension Benefits [Member]
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of period	3,761		3,533
Service cost	28		28		30
Interest cost	170		182		188
Participant contributions	0		0
Plan amendments	0		(3)
Net actuarial (gain) loss	466	[2]	274	[2]
Settlements	0		(1)
Benefits paid	(242)	[3]	(236)	[3]
Federal subsidy on Medicare Part D	0		0
Curtailments	0		(1)
Exchange rate changes	16		(15)
Projected benefit obligation at end of period	4,199		3,761		3,533
Change in Plan Assets
Fair value of plan assets at beginning of period	2,562		2,460
Actual return on plan assets	294		169
Employer contributions	270		181
Participant contributions	0		0
Settlements	0		0
Benefits paid	(242)	[3]	(236)	[3]
Exchange rate changes	12		(12)
Fair value of plan assets at end of period	2,896		2,562		2,460
Funded Status, as of end of period	(1,303)		(1,199)
Amounts Recognized in the Consolidated Balance Sheets Consist of:
Noncurrent Other assets	26		27
Current Other liabilities	(23)		(22)
Benefit obligations	(1,306)		(1,204)
Net amount recognized	(1,303)		(1,199)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss	9	[1],[4]	(1)	[1],[4]
Prior service (benefit) cost	6	[5]	7	[5]
Net amount recognized	15	[1]	6	[1]
Benefits paid	(242)	[3]	(236)	[3]
Postretirement Benefits [Member]
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of period	281		282
Service cost	1		1		1
Interest cost	11		13		15
Participant contributions	22		21
Plan amendments	4		0
Net actuarial (gain) loss	12	[2]	13	[2]
Settlements	0		0
Benefits paid	(46)	[3]	(53)	[3]
Federal subsidy on Medicare Part D	6		4
Curtailments	0		0
Exchange rate changes	1		0
Projected benefit obligation at end of period	292		281		282
Change in Plan Assets
Fair value of plan assets at beginning of period	0		0
Actual return on plan assets	0		0
Employer contributions	24		32
Participant contributions	22		21
Settlements	0		0
Benefits paid	(46)	[3]	(53)	[3]
Exchange rate changes	0		0
Fair value of plan assets at end of period	0		0		0
Funded Status, as of end of period	(292)		(281)
Amounts Recognized in the Consolidated Balance Sheets Consist of:
Noncurrent Other assets	0		0
Current Other liabilities	(24)		(25)
Benefit obligations	(268)		(256)
Net amount recognized	(292)		(281)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss	0	[1],[4]	0	[1],[4]
Prior service (benefit) cost	4	[5]	1	[5]
Net amount recognized	4	[1]	1	[1]
Benefits paid	(46)	[3]	(53)	[3]
Nonqualified Pension Benefits [Member]
Change in Projected Benefit Obligation
Benefits paid	(22)		(22)
Change in Plan Assets
Benefits paid	(22)		(22)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Benefits paid	$ (22)		$ (22)

[1]	As Adjusted (Note 2)
[2]	Primarily relates to change in discount rates.
[3]	Includes benefit payments to nonqualified pension plans of $22 million and $22 million as of December 31, 2012 and 2011, respectively.
[4]	Relates to the pension plans of the Company's equity method investments.
[5]	Amount shown net of an income tax benefit of $4 million and $3 million as of December 31, 2012 and 2011, respectively, in the consolidated statements of equity (Note 16).